Cash Flow Information	12 Months Ended
May 31, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

9. CASH FLOW INFORMATION

Supplemental disclosures of cash paid for interest and income taxes and non-cash investing and financing information is as follows:

	Years Ended May 31,
(in millions)	2011	2010	2009
Cash paid during the period for:
Interest	$100.2	$97.3	$105.3
Less amount capitalized	57.1	37.3	14.7
Cash interest, net	$43.1	$60.0	$90.6

Income taxes	$535.2	$488.5	$915.0

Acquiring or constructing property, plant and equipment by incurring a liability does not result in a cash outflow for us until the liability is paid. In the period the liability is incurred, the change in operating accounts payable on the Consolidated Statements of Cash Flows is reduced by such amount. In the period the liability is paid, the amount is reflected as a cash outflow from investing activities. The applicable net change in operating accounts payable that was classified to investing activities on the Consolidated Statements of Cash Flows was $100.1 million, $67.2 million, and $50.0 million for fiscal 2011, 2010 and 2009 respectively.